Other Financial Assets and Liabilities - Summary of Financial Liabilities at Fair Value Through Profit or Loss (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Derivative financial liabilities	₩ 33,555	₩ 18,126
Submarine Co Ltd [Member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	₩ 930